ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash and cash equivalents	$ 642	$ 525	$ 512	$ 420
Trade receivables and other current assets	1,321	1,146
Property, plant and equipment, at fair value	37,828	37,915
Other long-term assets	101	69
Total Assets	43,288	41,986
Current liabilities	7,251	8,975
Less: Current portion	1,299	1,452
Other long-term liabilities	615	$ 636
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	8
Trade receivables and other current assets	2
Financial instrument assets	3
Property, plant and equipment, at fair value	685
Other long-term assets	0
Total Assets	698
Current liabilities	7
Less: Current portion	171
Financial instrument liabilities	37
Other long-term liabilities	2
Liabilities	$ 217